U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

April 15, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Cullen Mutual Funds Trust (the “Trust”)
File Nos.: 333-33302 and 811-09871

Dear Sir or Madam:

Post-Effective Amendment No. 22 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on February 12, 2009, for the purpose of adding Class R1 and Class R2 Shares to the Trust’s series, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund, and pursuant to Rule 485(a)(1) would have become effective on April 13, 2009.  Post-Effective Amendment No. 23 was then filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 16, 2009, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 24 is now being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 21, 2009, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of the Amendment.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5598.

Very truly yours,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For U.S. Bancorp Fund Services, LLC